FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
NOTE 11:     FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company makes certain disclosures as detailed below with regards to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

The Company formally designates qualifying derivatives as hedge relationships (“hedges”) and applies hedge accounting when considered appropriate. The Company does not use derivative financial instruments for trading or speculative purposes.

A.     Exchange Rate Transactions

As the functional currency of the Company is the USD and a portion of Tower’s expenses are denominated in NIS, the Company enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on NIS-denominated expenses. The exchange rate transaction-related derivatives were accounted for as hedge accounting, resulting in gain or loss initially reported as a component of OCI and subsequently, upon maturity, recorded in the statement of operations, while the hedged item’s exposure results were recorded in the statement of operations. Changes in the derivative time value were excluded from the assessment of hedge effectiveness and recognized in the statement of operations. As of December 31, 2024 and 2023, the fair value gain, net amounts from such NIS to USD exchange rate agreements were $768 and $1,894, respectively, in an asset position, presented in other current assets, and the face value amounts of such exchange rate agreements were $156,000 and $156,000, respectively.

As the functional currency of the Company is the USD and TPSCo revenues and a portion of its expenses are denominated in JPY, the Company enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on JPY-denominated amounts. The exchange rate transaction related derivatives were accounted for as hedge accounting resulting in gain or loss initially reported as a component of OCI and subsequently, upon maturity, recorded in the statement of operations, while the hedged item’s exposure results were recorded in the statement of operations. Changes in the derivative time value were excluded from the assessment of hedge effectiveness and recognized in the statement of operations. As of December 31, 2024 and 2023, the fair value loss, net amounts from such JPY to USD exchange rate agreements were $4,261 and $500, respectively, in a liability position, presented in other current liabilities, and the face value amounts of such exchange rate agreements were $186,000 and $204,000, respectively.

As the functional currency of the Company is the USD and a portion of TSIT’s expenses are denominated in EUR, the Company enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on EUR-denominated expenses.  The exchange rate transaction-related derivatives were accounted for as hedge accounting resulting in gain or loss initially reported as a component of OCI and subsequently, upon maturity, recorded in the statement of operations, while the hedged item’s exposure results were recorded in the statement of operations. Changes in the derivative time value were excluded from the assessment of hedge effectiveness and recognized in the statement of operations. As of December 31, 2024, the fair value loss, net amount from such EUR to USD exchange rate agreements was $809 in a liability position, presented in other current liabilities, and the face value amount of such exchange rate agreements was $39,600.

B.     Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, derivatives, trade receivables and government and other receivables. The Company’s cash, deposits, marketable securities and derivatives are maintained with large and reputable banks and investment banks. The composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; however, in certain circumstances, the Company obtains credit insurance or may require advance payments. An allowance for current expected credit losses is maintained with respect to trade accounts receivables and marketable securities which as of December 31, 2024 was an insignificant amount. The Company performs ongoing credit evaluations of its customers and marketable securities.

C.     Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments do not materially differ from their respective carrying amounts as of December 31, 2024 and 2023.

D.     Fair Value Measurements

Valuation Techniques

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

Level 1 Measurements

Securities classified as available-for-sale are reported at fair value on a recurring basis. These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. Changes in fair value of securities available-for-sale are recorded in other comprehensive income.

Level 2 Measurements

If quoted market prices are not available, or the prices of securities are derived from various sources, and do not necessarily represent the prices at which these securities could have been bought or sold, the Company obtains fair value measurements of these securities or of similar assets and liabilities from an independent pricing service. These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors.

For cross-currency swap and derivatives measured under Level 2, the Company uses the market approach using quotations from banks and other public information.

Level 3 Measurements

Investments in equity securities of privately-held companies without readily determinable fair values are measured using the Measurement Alternatives (see Note 2J). The Company reviews these investments for impairment and observable price changes on a quarterly basis and adjusts the carrying value accordingly. For the year ended December 31, 2023, and 2024, the Company did not record significant changes to the carrying value of such investments.

Recurring fair value measurements using the indicated inputs:

Details	December 31, 2024	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	$6,780	$-	$-	$6,780
Foreign exchange forward and cylinders - net liability position	(4,302)	-	(4,302)	-
	$2,478	$-	$(4,302)	$6,780

Details	December 31, 2023	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	$6,780	$-	$-	$6,780
Marketable securities held for sale	184,960	-	184,960	-
Foreign exchange forward and cylinders - net asset position	1,394	-	1,394	-
	$193,134	$-	$186,354	$6,780

E.     Short-Term Deposits and Marketable Securities

Short-term Deposits as of December 31, 2024 amounted to $946,351; as of December 31, 2023, short-term deposits and marketable securities included deposits in the amount of $790,823 and marketable securities with applicable accrued interest in the amount of $184,960.

During 2024, the Company sold its entire portfolio and had no outstanding marketable securities as of December 31, 2024.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2023:

Details	Amortized Cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$166,356	$2,015	$(7,117)	$161,254
Government bonds	22,470	73	(87)	22,456
	$188,826	$2,088	$(7,204)	$183,710

* Excluding accrued interest of $1,250.

The scheduled maturities of available-for-sale marketable securities as of December 31, 2023, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$31,075	$30,938
Due within 2-5 years	134,256	130,271
Due after 5 years	23,495	22,501
	$188,826	$183,710

Investments with continuous unrealized losses for less than twelve months and for twelve months or more and their related fair values December 31, 2023, were as indicated in the following tables. As of December 31, 2024, there were no such outstanding investments.

	December 31, 2023
	Investments with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$49,843	$(3,073)	$67,167	$(4,044)	$117,010	$(7,117)
Government bonds	3,299	(2)	5,404	(85)	8,703	(87)
Total	$53,142	$(3,075)	$72,571	$(4,129)	$125,713	$(7,204)